Discontinued operations and assets held for sale (Tables)	12 Months Ended
Mar. 31, 2020
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of discontinued operations
The summary income statement for discontinued operations is as follows:

	2020	2019	2018
	£m	£m	£m
Revenue	—	—	—
Operating costs¹	(23)	(1)	(41)
Operating loss	(23)	(1)	(41)
Net finance income	6	23	137
Share of post-tax results of joint ventures and associates²	—	(5)	(89)
(Loss)/profit before tax from discontinued operations	(17)	17	7
Tax from discontinued operations	(1)	(5)	(5)
(Loss)/profit after tax from discontinued operations	(18)	12	2
Gain on disposal	9	—	—
Total (loss)/profit after tax from discontinued operations³	(9)	12	2

1.
Operating costs for the year ended 31 March 2020 relate to final transaction costs and other expenses in relation to Quadgas. Operating costs of £41 million for the year ended 31 March 2018 related to amounts in respect of the disposal of the UK Gas Distribution business, primarily relating to the completion accounts settlement in November 2017.

2.
For the year ended 31 March 2019, the amount presented is the net of £43 million impairment charge against the investment in Quadgas (see note 16) and £38 million share of Quadgas post-tax profits recognised prior to classification as held for sale.

3.
Of the total profit after tax from discontinued operations, the £23 million of operating expenses and the £9 million gain on disposal are treated as exceptional. For the year ended 31 March 2019, the £43 million impairment charge against the investment in Quadgas, net operating costs of £1 million and the tax thereon are classified as exceptional items.

The summary statement of comprehensive income for discontinued operations is as follows:

	2020	2019	2018
	£m	£m	£m
(Loss)/profit after tax from discontinued operations	(9)	12	2

Other comprehensive income
Items that will never be reclassified to profit or loss:
Share of other comprehensive income of associate, net of tax	—	36	142
Total items from discontinued operations that will never be reclassified to profit or loss	—	36	142
Items that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	6	—	—
Share of other comprehensive income of associate, net of tax	—	—	5
Total items from discontinued operations that may be reclassified subsequently to profit or loss	6	—	5
Other comprehensive income for the year, net of tax from discontinued operations	6	36	147
Total comprehensive (loss)/income for the year from discontinued operations	(3)	48	149